UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22361

Dreyfus Dynamic Alternatives Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/10

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus

Dynamic Alternatives Fund, Inc.

SEMIANNUAL REPORT April 30, 2010

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Consolidated Statement of Investments
8	Consolidated Statement of Financial Futures
9	Consolidated Statement of Assets and Liabilities
10	Consolidated Statement of Operations
11	Consolidated Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Consolidated Financial Statements
27	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus
Dynamic Alternatives
Fund, Inc.

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this report for Dreyfus Dynamic Alternatives Fund, covering the period from March 9, 2010 (the fund’s inception date), through April 30, 2010.

Psychology plays a very important role in how investors — especially retail investors — perceive the markets and make asset allocation decisions. Unlike in an ideal world populated by the purely rational investor who would seek out investments that deliver the best risk/return characteristics, the everyday investor is generally influenced by emotions. Currently, investor emotions appear to be deeply divided, with a large amount of investors still seeking low-risk investments (such as cash instruments) and others seeking high-risk investments (such as smaller-cap and emerging market securities), while the investment classes in the middle of the risk spectrum have seemingly been ignored.

It is important to note that the investor sentiment cycle usually lags the economic cycle.That’s why we continue to stress the importance of a long-term, well-balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio in the past year, we urge you to speak with your financial advisor about positioning your portfolio to take advantage of long-term market fundamentals rather than lie susceptible to short-term emotions.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

DISCUSSION OF FUND PERFORMANCE

For the period between March 9,2010,and April 30,2010,as provided by Helen Potter,Vassilis Dagioglu, James Stavena and Torrey Zaches, Portfolio Managers

Fund and Market Performance Overview

Between its inception on March 9, 2010, and the end of its semiannual reporting period on April 30, 2010, Dreyfus Dynamic Alternatives Fund’s Class A shares produced a total return of –0.88%, Class C shares returned –1.04% and Class I shares returned –0.88%.1 In comparison, the fund’s benchmark, the HFRI FundWeighted Composite Index (the “HFRI Index”), produced a total return of 3.73% from February 28, 2010 through April 30, 2010.2 Stock,bond,currency and commodities markets encountered heightened volatility during the spring of 2010, when a European debt crisis and other macroeconomic concerns sparked uncertainty among investors. The fund produced lower returns than its benchmark, primarily due to shortfalls stemming from the hedge fund industry’s generally underweighted exposure to the Japanese stock market and, to a lesser extent, underweighted exposure to the U.S. dollar.

Investment Approach

The fund seeks total return (consisting of capital appreciation and income) that approximates or exceeds the total return of a diversified portfolio of hedge funds included in the HFRI Index.To pursue its goal, the fund attempts to replicate the HFRI Index’s exposure to various financial markets and their volatility characteristics. In addition, the fund employs futures contracts to mitigate the risks of its hedge fund replication strategy.The fund normally will use derivative instruments —particularly futures, options, swaps and forward contracts — on U.S. and non-U.S. equity and fixed-income securities, securities indices, currencies, commodities and other instruments.

When selecting investments to replicate hedge fund positions in the aggregate, we employ statistical models to estimate the market exposures that drive the HFRI Index’s returns. When selecting investments to mitigate risks, we estimate the exposures that drive the aggregate returns of certain commodity trading advisors in the HFRI Index.To determine the allocation of fund assets, we establish a combination of long and short positions in equity index futures and options, U.S. Treasury and foreign sovereign bond futures, currency forward contracts, commodity and commodity index futures, and index total rate of return swaps.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Heightened Volatility in a Global Economic Recovery

The period since the fund’s inception was marked by bouts of volatility in global financial markets.Although equity,fixed-income and commodities markets had staged sustained rallies since the worldwide recovery gained traction in 2009, a number of concerns intensified during the reporting period. Perhaps most worrisome was a burgeoning sovereign debt crisis in Europe. Heavy indebtedness among some members of the European Union, most notably Greece, raised the possibility that the need to deleverage might derail an already sub-par economic recovery in the region. This development generally undermined European stocks, bonds and currencies.

In contrast, commodities-producing nations in Latin America, Asia and the Pacific Rim mostly continued to prosper during the reporting period as a result of massive government spending and growing middle-class consumption in China and other Asian markets. However, optimism in these markets was tempered by concerns regarding potentially overheated real estate markets and inflationary pressures in China.

The United States continued to benefit from a return to economic growth and improved liquidity in its credit markets, but the domestic economy continued to face headwinds stemming from stubbornly high unemployment and foreclosure rates.

Light Exposure to Japanese Stocks Hindered Fund Performance

In this challenging environment, the fund attempted to replicate the overall hedge fund industry’s investment biases as reflected by the HFRI Index. In U.S. equity markets, hedge fund managers favored investments in components of the Russell 2000 Index over those in the Nasdaq 100 Index. In international equity markets, hedge fund managers generally maintained overweighted exposure to the emerging markets and most developed markets, with the notable exception of Japan. In fact, underweighted exposure to the Japanese stock market accounted for most of the fund’s underperformance during the reporting period.

Like most hedge fund managers, the fund maintained underweighted exposure to global fixed-income markets, but this positioning had relatively little impact on its performance.A more material influence was underweighted exposure to the U.S. dollar over the euro and yen, which detracted mildly from the fund and the HFRI Index’s returns. Conversely, a slightly overweighted position in commodities produced more favorable results.

Rebalancing Reflected Hedge Fund Managers’ Outlooks

At the fund’s monthly rebalancing in April, we found that hedge fund managers had, on average, increased their exposure to global stocks,

maintained relatively light positions in sovereign bonds and continued to establish overweighted exposure to commodities. In addition, hedge fund managers appeared to adopt a more negative outlook on the U.S. dollar, and their expectations of market volatility increased.As a result, the fund ended the reporting period with derivatives positions and futures contracts providing overweighted exposures to U.S. and international stock markets except Japan, and commodities. Underweighted exposures included U.S.Treasury securities and the U.S. dollar.

May 17, 2010

A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

The use of leverage, such as entering into futures contracts and forward currency contracts, engaging in forward commitment transactions, and engaging in reverse repurchase agreements, may magnify the fund’s gains and losses. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

The fund does not invest in hedge funds.The fund, however, seeks investment exposure to the asset categories and investment strategies that drive the aggregate returns of a diversified portfolio of hedge funds and commodity trading advisors included in the HFRI Index. Because hedge funds are often illiquid and highly leveraged, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the potentially significant risks.

The fund is not an index fund.The fund, however, follows a hedge fund beta replication strategy combined with a managed futures replication strategy designed to provide investment exposure to the HFRI Index.The HFRI Index may not provide an accurate representation of hedge fund returns or the returns of commodity trading advisors managing funds using momentum or long volatility strategies.

The fund’s performance attributable to its hedge fund beta replication strategy may not correlate to that of the HFRI Index because the strategy may not successfully indentify or be able to replicate the common factors that drive the aggregate returns of the HFRI Index.

To the extent, the fund has investment exposure to foreign markets, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

1

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through March 31, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2

Source: BLOOMBERG L.P. – The HFRI Index is a fund-weighted (equal-weighted) index designed to measure the total returns (net of fees) of the approximately 2,000 hedge funds that comprise the Index. Constituent funds must have either $50 million under management or a track record of greater than 12 months.The HFRI Index consists only of hedge funds. Investors cannot invest directly in any index. Returns are calculated on a month-end basis.

The HFRI Fund Weighted Composite Index is a trademark of Hedge Fund Research, Inc. (“HFR”) and has been licensed for use by The Dreyfus Corporation in connection with Dreyfus Dynamic Alternatives Fund (the “Fund”). HFR makes no recommendation or representation regarding the Fund or the advisability of investing in it.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Dynamic Alternatives Fund, Inc. from March 9, 2010 (commencement of operations) to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 2.10	$ 3.18	$ 1.73
Ending value (after expenses)	$991.20	$989.60	$991.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†††	$ 7.25	$ 10.99	$ 6.01
Ending value (after expenses)	$1,017.60	$1,013.88	$1,018.84

†	Expenses are equal to the fund’s annualized expense ratio of 1.45% for Class A, 2.20% for Class C and 1.20%
for Class I, multiplied by the average account value over the period, multiplied by 53/365 (to reflect the actual days in the period).
††	Please note that while Class A, Class C and Class I shares commenced operations on March 9, 2010, the
Hypothetical expenses paid during the period reflect projected activity for the full six months period for purposes of
comparability.This projection assumes that annualized expenses ratios were in effect during the period November 1,
2009 to April 30, 2010.
†††	Expenses are equal to the fund’s annualized expense ratio of 1.45% for Class A, 2.20% for Class C and
1.20% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CONSOLIDATED STATEMENT OF INVESTMENTS
	April 30, 2010 (Unaudited)

		Principal
	Short-Term Investments—82.3%	Amount ($)	Value ($)
	U.S. Treasury Bills:
	0.14%, 6/3/10	10,300,000	10,298,846
	0.15%, 6/10/10	235,000 [a]	234,967
	Total Short-Term Investments
	(cost $10,533,690)		10,533,813

	Purchased Options—.1%	Contracts	Value ($)
	Call Options;
	S&P 500 E-mini,
	May 2010 @ 120
	(cost $24,687)	27 [b]	17,415

	Other Investment—6.9%	Shares	Value ($)
	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $889,000)	889,000 [c]	889,000

	Total Investments (cost $11,447,377)	89.3%	11,440,228
	Cash and Receivables (Net)	10.7%	1,363,475
	Net Assets	100.0%	12,803,703

a	Held by a broker as collateral for open financial futures positions.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
	Short-Term/	Purchased Options	.1
	Money Market Investments	89.2	89.3

†	Based on net assets.
	See notes to consolidated financial statements.

The Fund 7

CONSOLIDATED STATEMENT OF
FINANCIAL FUTURES
April 30, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2010 ($)
Financial Futures Long
E-Mini MSCI EAFE	7	533,925	June 2010	(10,808)
E-Mini MSCI Emerging Markets	25	1,260,000	June 2010	(5,846)
FTSE 100	4	337,201	June 2010	(4,348)
Goldman Sachs
Commodity Index	3	411,188	May 2010	1,052
Russell 2000 Mini	4	286,200	June 2010	5,693
Financial Futures Short
Dollar Index	12	(983,892)	June 2010	(3,392)
E-Mini S&P 500	1	(59,170)	June 2010	853
NASDAQ 100 E-Mini	11	(439,670)	June 2010	(5,173)
TOPIX	2	(209,127)	June 2010	(13,196)
U.S. Treasury 10 Year Notes	31	(3,655,094)	June 2010	(19,144)
Gross Unrealized
Appreciation				7,598
Gross Unrealized
Depreciation				(61,907)

See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF ASSETS
AND LIABILITIES
April 30, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		10,558,377	10,551,228
Affiliated issuers		889,000	889,000
Cash			7,710,027
Receivable for shares of Common Stock subscribed			37,321
Interest receivable			118
Due from The Dreyfus Corporation and affiliates—Note 2(c)			20,810
			19,208,504
Liabilities ($):
Payable for investment securities purchased			6,313,886
Payable for futures variation margin—Note 3			39,852
Payable for licence fee			749
Accrued expenses			50,314
			6,404,801
Net Assets ($)			12,803,703
Composition of Net Assets ($):
Paid-in capital			12,881,195
Accumulated Investment (loss)—net			(10,734)
Accumulated net realized gain (loss) on investments			(5,300)
Accumulated net unrealized appreciation (depreciation) on
investments and options transactions [including ($54,309)
net unrealized depreciation on financial futures]			(61,458)
Net Assets ($)			12,803,703

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	3,089,100	1,019,475	8,695,128
Shares Outstanding	249,407	82,400	701,655
Net Asset Value Per Share ($)	12.39	12.37	12.39

See notes to consolidated financial statements.

The Fund 9

CONSOLIDATED STATEMENT OF OPERATIONS
From March 9, 2010 (commencement of operations) to
April 30, 2010 (Unaudited)

Investment Income ($):
Income:
Interest	889
Dividends;
Affiliated issuers	234
Total Income	1,123
Expenses:
Management fee—Note 2(a)	7,701
Auditing fees	17,734
Organization expense	16,167
Registration fees	9,750
Legal fees	7,550
Prospectus and shareholders’ reports	2,100
Shareholder servicing costs—Note 2(c)	1,625
Distribution fees—Note 2(b)	1,120
License fee—Note 1	749
Custodian fees—Note 2(c)	400
Directors’ fees and expenses—Note 2(d)	213
Miscellaneous	2,105
Total Expenses	67,214
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 2(a)	(55,357)
Net Expenses	11,857
Investment (Loss)—Net	(10,734)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on options transactions	16,060
Net realized gain (loss) on financial futures	(21,360)
Net Realized Gain (Loss)	(5,300)
Net unrealized appreciation (depreciation) on investments	123
Net unrealized appreciation (depreciation) on options transactions	(7,272)
Net unrealized appreciation (depreciation) on financial futures	(54,309)
Net Unrealized Appreciation (Depreciation)	(61,458)
Net Realized and Unrealized Gain (Loss) on Investments	(66,758)
Net (Decrease) in Net Assets Resulting from Operations	(77,492)

See notes to consolidated financial statements.

CONSOLIDATED STATEMENT OF
CHANGES IN NET ASSETS

From March 9, 2010 (commencement of operations) to April 30, 2010 (Unaudited)

Operations ($):
Investment (loss)—net	(10,734)
Net realized gain (loss) on investments	(5,300)
Net unrealized appreciation (depreciation) on investments	(61,458)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(77,492)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	3,077,613
Class C Shares	1,000,000
Class I Shares	8,703,582
Increase (Decrease) in Net Assets
from Capital Stock Transactions	12,781,195
Total Increase (Decrease) in Net Assets	12,703,703
Net Assets ($):
Beginning of Period—Note 1	100,000
End of Period	12,803,703
Undistributed investment (loss)—net	(10,734)
Capital Share Transactions (Shares):
Class A
Shares sold	249,407
Class C
Shares sold	82,400
Class I
Shares sold	701,655

See notes to consolidated financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the period from March 9, 2010 (commencement of operations) to April 30, 2010.All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s consolidated financial statements.

	Class A	Class C	Class I
	Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50
Investment Operations:
Investment (loss)—net[a]	(.02)	(.04)	(.00)[b]
Net realized and unrealized
gain (loss) on investments	(.09)	(.09)	(.11)
Total from Investment Operations	(.11)	(.13)	(.11)
Net asset value, end of period	12.39	12.37	12.39
Total Return (%)[c]	(.88)[d]	(1.04)[d]	(.88)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	8.70	9.45	8.16
Ratio of net expenses to average net assets[e]	1.45	2.20	1.20
Ratio of net investment (loss)
to average net assets[e]	(1.30)	(2.05)	(1.06)
Portfolio Turnover Rate	—	—	—
Net Assets, end of period ($ x 1,000)	3,089	1,019	8,695

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Exclusive of sales charge.
e	Annualized.

See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Dynamic Alternatives Fund, Inc. (the “fund”) had no operations until March 9, 2010 (commencement of operations) other than matters relating to its organization and registration as a non-diversified open-end management investment company under the Investment Company Act of 1940, as amended (the “Act”) and the sale and issuance of 3,200 shares of Class A, 2,400 shares of Class C and 2,400 shares of Class I shares Common Stock (“Initial Shares”) to The Dreyfus Corporation (the “Manager” or “Dreyfus”). The fund’s investment objective seeks total return (consisting of capital appreciation and income) that approximates or exceeds the total return of a diversified portfolio of hedge funds included in the HFRITM Fund Weighted Composite Index (HFRI Index).The HFRI Index is a Trademark of the Hedge Fund Research, Inc. (HFR) and has been licensed for use byThe Dreyfus Corporation in connection with the fund.The fund has agreed to pay a fee for the use of this license.HFR makes no recommendation or representation regarding the fund or the advisability of investing in the fund.The Manager, a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Manager has engaged its affiliate, Mellon Capital Management Corporation (the “Sub-Adviser” or “Mellon Capital”), to serve as the Fund’s sub-investment adviser and to provide day-to-day management of the Fund’s investments, subject to the supervision of the Manager.

The fund may invest in certain commodities through its investment in the Dreyfus Alternatives Fund Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the fund organized under the laws of the Cayman Islands. The Subsidiary has the ability to invest in commodities and securities consistant with the investment objective of the fund. As of April 30, 2010, the fund held $993,852 in the Subsidiary, representing 7.76% of the fund’s net assets.

The financial statements have been consolidated and include the accounts of the fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

The Fund 13

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 200 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I shares. Class A shares are subject to sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 243,200 Class A, 82,400 Class C and 82,400 Class I shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s consolidated financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant America Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), financial futures and options are valued each business day by an independent pricing service (the “Service”)

The Fund 15

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
U.S. Treasury	—	10,533,813	—	10,533,813
Mutual Funds	889,000	—	—	889,000
Other Financial
Instruments†	25,013	—	—	25,013
Liabilities ($)
Other Financial
Instruments†	(61,907)	—	—	(61,907)

†	Other consolidated financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.

The Fund 17

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s consolidated financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Consolidated Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the fund in the current period nor carried forward to offset taxable income in future periods.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the period, the fund did not incur any interest or penalties.

NOTE 2—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of 1.00% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, until March 31, 2011, to waive receipt of its fees and/or assume the direct expenses of the fund, and the operating costs of the subsidiary, so that the expenses of none of the classes (excluding the fund’s Rule 12b-1 fees, shareholder services fees, taxes,

The Fund 19

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) exceed 1.20%. The expense reimbursement, pursuant to the undertaking, amounted to $55,357 during the period ended April 30, 2010.

Pursuant to a sub-investment advisory agreement between the Manager and Mellon Capital, the Manager pays Mellon Capital a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets. During the period ended April 30, 2010, Class C shares were charged $1,120, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2010, Class A and Class C shares were charged $1,123 and $373, respectively, pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2010, the fund was charged $40 pursuant to the transfer agency agreement,which is included in Shareholder servicing costs in the Consolidated Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2010, the fund was charged $2 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Consolidated Statement of Operations.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2010, the fund was charged $400 pursuant to the custody agreement.

During the period ended April 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Consolidated Statement of Assets and Liabilities consist of: management fees $4,466, Rule 12b-1 distribution plan fees $634, shareholder services plan fees $849, custodian fees $400, chief compliance officer fees $557 and transfer agency per account fees $40, which are offset against an expense reimbursement currently in effect in the amount of $27,756.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2010, redemption fees charged and retained by the fund amounted to $0.

The Fund 21

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Securities Transactions:

During the period ended April 30, 2010, there were no purchases and sales of investment securities, excluding short-term securities, financial futures and options transactions.

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Consolidated investments in affiliated investment companies for the period ended April 30, 2010 were as follows:

Affiliated
Investment			Value	Net
Company	Purchases ($)	Sales ($) 4/30/2010 ($)		Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	5,059,000	4,170,000	889,000	6.9

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Consolidated Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.The following tables show the fund’s exposure to different types of market risk as it relates to the Consolidated Statement of Assets and Liabilities and Consolidated the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2010 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity rate risk[1,2]	23,961	Equity risk[1]	(39,371)
Interest rate risk	—	Interest rate risk[1]	(19,144)
Commodity risk[1]	1,052	Commodity risk	—
Foreign exchange risk	—	Foreign exchange risk[1]	(3,392)
Gross fair value of
derivatives contracts	25,013		(61,907)

Statement of Assets and Liabilities location:

1

Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Statement of Financial Futures, but only the unpaid variation margin is reported in the Consolidated Statement of Assets and Liabilities.

2	Outstanding options purchased, at value.

The effect of derivative instruments in the Consolidated Statement of Operations during the period ended April 30, 2010 is shown below:

Amount of realized gain or (loss) on derivatives recognized in income ($)

Underlying risk	Futures[3]	Options[4]	Total
Equity	(29,348)	16,060	(13,288)
Interest rate	1,277	—	1,277
Commodity	6,711	—	6,711
Total	(21,360)	16,060	(5,300)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)5

Underlying risk	Futures	Options	Total
Equity	(32,825)	(7,272)	(40,097)
Interest rate	(19,144)	—	(19,144)
Commodity	1,052	—	1,052
Foreign exchange	(3,392)	—	(3,392)
Total	(54,309)	(7,272)	(61,581)

Consolidated Statement of Operations location:

3	Net realized gain (loss) on financial futures.
4	Net realized gain (loss) on options transactions.
5	Net unrealized appreciation (depreciation) on financial futures and options transactions.

The Fund 23

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended April 30, 2010, the following summarizes the average market value and percentage of average net assets:

	Value ($)	Average Net Assets (%)
Equity futures contracts	3,446,485	64.98
Interest rate futures contracts	2,583,172	48.71
Commodity futures contracts	338,094	6.37
Foreign currency futures contracts	491,946	9.28
Equity options contracts	9,765.18

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, interest rate risk, commodity risk and foreign currency risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Consolidated Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2010 are set forth in the Consolidated Statement of Financial Futures.

Options:The fund may purchase and write (sell) put and call options to hedge against changes in the values of equities or as a substitute for an investment.The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the oblig-

ation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations.

The Fund 25

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2010, accumulated net unrealized depreciation on investments was $7,149, consisting of $123 gross unrealized appreciation and $7,272 gross unrealized depreciation.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Consolidated Statement of Investments).

NOTE 4—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 3, 2010, the Board considered the approval, through its renewal date of August 31, 2011, of the fund’s Management Agreement, pursuant to which Dreyfus will provide the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital Management Corporation (the “Sub-Adviser”) (together, the “Agreements”), pursuant to which the Sub-Adviser will provide day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of Dreyfus regarding services provided to other funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services to be provided to the fund pursuant to its Management Agreement and by the Sub-Adviser pursuant to the Sub-Advisory Agreement.The Board members also referenced information provided and discussions at previous meetings regarding the relationships Dreyfus has with various intermediaries and the different needs of each, the diversity of distribution among the funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to the different distribution channels.

The Board members considered the Sub-Adviser’s research and portfolio management capabilities and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure,as well as Dreyfus’supervisory activities over the Sub-Adviser.The Board also considered Dreyfus’ and the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ and the Sub-Adviser’s policies and practices regarding soft dollars.

Representatives of Dreyfus advised the Board that the fund’s wholly-owned subsidiary (“Subsidiary”), which is to be established, will have a separate board, and discussed the subsidiary’s investment policies and strategies to be employed as they relate to the fund.The Board noted that Dreyfus would enter into a Management Agreement with the fund’s Subsidiary and a Sub-Investment Advisory Agreement with the Sub-Adviser, pursuant to which each of Dreyfus and the Sub-Adviser would provide the same type of management and sub-investment advisory services to the Subsidiary as are to be provided to the fund with respect to certain investments. The Board noted that each of Dreyfus and the Sub-Adviser also would contractually agree to waive its fund management fee and sub-investment advisory fee, respectively, in an amount equal to the management fee and sub-investment advisory fee paid to each by the Subsidiary and Dreyfus, respectively, with respect to services provided for the Subsidiary.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board members were not able to review the fund’s performance. The Board discussed with representatives of Dreyfus the portfolio management team and the investment strategies to be employed in the management of the fund’s assets. The Board members noted Dreyfus’ and the Sub-Adviser’s reputation and experience.

The Board members reviewed the fund’s management fee and anticipated expense ratio and reviewed the management fees and expense ratios of funds in the Lipper Global Flexible Portfolio Funds category

(the “Category”) and the average and median management fee ranges in the Category, as well as management fees and expense ratios of a group of funds independently prepared by Lipper Inc. (the “Comparison Group”). The Board members noted that the fund’s contractual management fee was higher than the average and median management fee ranges for the funds in the Category and was lower than the average and median management fees for the applicable funds in the Comparison Group.The fund’s estimated expense ratio (as limited through at least March 1, 2011 by agreement with Dreyfus to waive receipt of its fees and/or assume the direct expenses of the fund and the operating costs of the Subsidiary, excluding Rule 12b-1 fees, shareholder services fees and certain other expenses) was lower than the average and median expense ratios of the funds in the Category and Comparison Group (net of any fee waivers and reimbursements).

Representatives of Dreyfus informed the Board members that there were no other mutual funds or separate accounts managed by Dreyfus, the Sub-Adviser or their affiliates with similar policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, Dreyfus’ representatives were not able to review the dollar amount of expenses allocated and profit received by Dreyfus, or any economies of scale. The Board members considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the possibility of soft dollar arrangements with respect to trading the fund’s portfolio. The Board members noted the uncertainty of the estimated asset levels and discussed the renewal requirements for advisory agreements and their ability to review the management fee and related profitability and any economies of scale annually after an initial term of the Agreements.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to approving the Agreements. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus and the Sub-Adviser are ade- quate and appropriate.

  The Board concluded that, since the fund had not yet commenced operations, its performance could not be measured and was not a factor.The Board considered Dreyfus’ and Sub-Adviser’s experience and reputation.

  The Board concluded that the fees to be paid to Dreyfus were rea- sonable, in light of the services to be provided, comparative expense and advisory fee information, and benefits anticipated to be derived by Dreyfus and the Sub-Adviser from their relationship with the fund, and that the fee paid by Dreyfus to the Sub-Adviser was reasonable and appropriate.

  The Board determined that because the fund had not commenced operations,economies of scale were not a factor,but,to the extent that material economies of scale are not shared with the fund in the future, the Board would seek to do so in connection with future renewals.

The Board members considered these conclusions and determinations, and, without any one factor being dispositive, the Board determined that approval of the Agreements was in the best interests of the fund and its shareholders.

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Dynamic Alternatives Fund, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	June 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 23, 2010

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)